Income Taxes (Schedule Of Components Of Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Federal, Current	$ 42,609	$ 54,207	$ (6,946)
Federal, Deferred	61,055	27,808	78,900
Total Federal	103,664	82,015	71,954
State, Current	(15,697)	26,531	(584)
State, Deferred	18,104	(7,497)	11,567
Total State	2,407	19,034	10,983
Totals	$ 106,071	$ 101,049	$ 82,937